Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Equipment

NOTE 4 - EQUIPMENT

Equipment, stated at cost, less accumulated depreciation consisted of the following:

	June 30, 2020	December 31, 2019

Machinery-technology equipment	$705	$607
Machinery-technology equipment under construction	12	30
	717	637
Less accumulated depreciation	(430)	(324)

	$287	$313

Depreciation expense for the three and six months ended June 30, 2020 was $55 and $106, respectively. Depreciation expense for the three and six months ended June 30, 2019 was $29 and $52, respectively. As of June 30, 2020, the equipment under construction is approximately 70% complete, and is expected to be completed and placed into service during the year ended December 31, 2020.

NOTE 4 - EQUIPMENT

Equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2019	December 31, 2018

Machinery-technology equipment	$607,000	$347,500
Machinery-technology equipment under construction	30,000	175,000
	637,000	522,500
Less accumulated depreciation	(323,522)	(149,620)

	$313,478	$372,880

Depreciation expense for the year ended December 31, 2019 and transition period ended December 31, 2018 was $173,903 and $185,835, respectively. As of December 31, 2019, the equipment under construction is approximately 33% complete, and is expected to be completed and placed into service during the year ended December 31, 2020.